Earnings per Share ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic EPS
Net Income (Numerator)	$ 93,473	$ 113,869	$ 116,897
Shares (Denominator)	67,236,681	67,506,554	67,921,353
Per Share Amount	$ 1.39	$ 1.69	$ 1.72
Diluted EPS
Net Income (Numerator)	$ 93,473	$ 113,869	$ 116,897
Potential dilutive common shares	77,282	62,914	83,088
Shares (Denominator)	67,313,963	67,569,468	68,004,441
Per Share Amount (in dollars per share)	$ 1.39	$ 1.69	$ 1.72